Investment in Assets Measured at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of fair value measurement of assets [abstract]
Schedule of Investment in Assets Measured at Fair Value through Profit or Loss

The Company’s investments in biomed companies are revalued at fair value through profit and loss. The fair value is determined according to valuations, which are mostly performed using the OPM method.

	December 31
	2022	2021
	NIS in thousands
Fair value of the investment in Regenera (A)	-	-
Fair value of the investment in Fore (B)	1,600	1,600
Fair value of the investment in Cavnox (C)	965	965

	2,565	2,565